Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - VIECO USA, Inc. [Member] - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 127,934	$ 111,142	$ 97,845
Less: accumulated depreciation and amortization	(71,762)	(62,039)	(49,230)
Property, plant and equipment, net	56,172	49,103	48,615
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	21,544	20,769	19,721
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	58,262	50,285	45,004
Aircraft [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	8,000	8,000	8,000
IT software and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	21,753	20,190	18,455
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 18,375	$ 11,898	$ 6,665